SCHEDULE OF VALUATION METHODOLOGY AND SIGNIFICANT UNOBSERVABLE INCOME USED FOR THE COMPANY’S DERIVATIVE LIABILITY (Details)	Nov. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Measurement Input, Share Price [Member] | Minimum [Member] | M2i Global Inc [Member]
Derivative liability measurement	0.10
Measurement Input, Share Price [Member] | Maximum [Member] | M2i Global Inc [Member]
Derivative liability measurement	0.11
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement		3.7
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | M2i Global Inc [Member]
Derivative liability measurement	4.05
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | M2i Global Inc [Member]
Derivative liability measurement	4.15
Measurement Input, Price Volatility [Member]
Derivative liability measurement		115.1	87.0
Measurement Input, Price Volatility [Member] | M2i Global Inc [Member]
Derivative liability measurement	200
Measurement Input, Expected Term [Member] | Minimum [Member] | M2i Global Inc [Member]
Derivative liability measurement	0.08
Measurement Input, Expected Term [Member] | Maximum [Member] | M2i Global Inc [Member]
Derivative liability measurement	0.33